13F-HR
<SEQUENCE>1
<FILENAME>armb09302008.txt
13F-HR - armb09302008.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              October 29, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  80,647
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                        FORM 13F INFORMATION TABLE
                                        Alaska Retirement Management Board
                                        September 30, 2008

COLUMN 1                        COLUMN 2 COLUMN 3    COLUMN 4 COLUMN 5 COLUMN 6 COLUMN 7       COLUMN 8

                                TITLE                VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS CUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
AMB PPTY CORP                   AMB     COM              1757  38800    SH       SOLE             38800
APARTMENT INVT + MGMT CO        AIV     CLASS A          1494  42679    SH       SOLE             42679
AVALONBAY CMNTYS INC            AVB     COM              2696  27400    SH       SOLE             27400
BOSTON PROPERTIES INC           BXP     COM              3680  39300    SH       SOLE             39300
BRANDYWINE RLTY TR              BDN     SH BEN INT NE     856  53400    SH       SOLE             53400
BRE PPTYS INC                   BRE     CLASS A          1244  25400    SH       SOLE             25400
CAMDEN PPTY TR                  CPT     SH BEN INT       1265  27600    SH       SOLE             27600
CBL + ASSOC PPTYS INC           CBL     COM               825  41100    SH       SOLE             41100
COLONIAL PPTYS TR               CLP     COM SH BEN IN     706  37800    SH       SOLE             37800
CORPORATE OFFICE PPTYS TR       OFC     SH BEN INT       1141  28300    SH       SOLE             28300
DCT INDUSTRIAL TRUST INC        DCT     COM               839 112100    SH       SOLE            112100
DEVELOPERS DIVERSIFIED RLTY     DDR     COM              1533  48400    SH       SOLE             48400
DOUGLAS EMMETT INC              DEI     COM              1344  58300    SH       SOLE             58300
DUKE REALTY CORP                DRE     COM NEW          1590  64700    SH       SOLE             64700
EQUITY LIFESTYLE PPTYS INC      ELS     COM              1055  19900    SH       SOLE             19900
EQUITY RESIDENTIAL              EQR     SH BEN INT       3974  89500    SH       SOLE             89500
EXTRA SPACE STORAGE INC         EXR     COM               946  61600    SH       SOLE             61600
FEDERAL REALTY INVT TR          FRT     SH BEN INT NE    2037  23800    SH       SOLE             23800
FIRST INDUSTRIAL REALTY TRUS    FR      COM               917  32000    SH       SOLE             32000
GENERAL GROWTH PPTYS INC        GGP     COM              1432  94900    SH       SOLE             94900
HCP INC                         HCP     COM              2644  65900    SH       SOLE             65900
HIGHWOODS PPTYS INC             HIW     COM              1187  33400    SH       SOLE             33400
HOST HOTELS + RESORTS INC       HST     COM              1986 149500    SH       SOLE            149500
KILROY RLTY CORP                KRC     COM               979  20500    SH       SOLE             20500
KIMCO RLTY CORP                 KIM     COM              2667  72200    SH       SOLE             72200
LIBERTY PPTY TR                 LRY     SH BEN INT       1539  40900    SH       SOLE             40900
MACERICH CO                     MAC     COM              1954  30700    SH       SOLE             30700
MACK CALI RLTY CORP             CLI     COM              1141  33700    SH       SOLE             33700
PENNSYLVANIA RL ESTATE INVT     PEI     SH BEN INT        640  34000    SH       SOLE             34000
PLUM CREEK TIMBER CO INC        PCL     COM              2453  49200    SH       SOLE             49200
POST PPTYS INC                  PPS     COM               780  27900    SH       SOLE             27900
PROLOGIS                        PLD     SH BEN INT       3086  74800    SH       SOLE             74800
PUBLIC STORAGE                  PSA     COM              4811  48600    SH       SOLE             48600
REGENCY CTRS CORP               REG     COM              1893  28400    SH       SOLE             28400
SIMON PPTY GROUP INC NEW        SPG     COM              6731  69400    SH       SOLE             69400
SL GREEN RLTY CORP              SLG     COM              1470  22700    SH       SOLE             22700
TANGER FACTORY OUTLET CTRS I    SKT     COM               998  22800    SH       SOLE             22800
TAUBMAN CTRS INC                TCO     COM              1270  25400    SH       SOLE             25400
U STORE IT TR                   YSI     COM               704  57400    SH       SOLE             57400
UDR INC                         UDR     COM              1511  57800    SH       SOLE             57800
VENTAS INC                      VTR     COM              1912  38700    SH       SOLE             38700
VORNADO RLTY TR                 VNO     SH BEN INT       4438  48800    SH       SOLE             48800
WASHINGTON REAL ESTATE INVT     WRE     SH BEN INT       1106  30200    SH       SOLE             30200
WEINGARTEN RLTY INVS            WRI     SH BEN INT       1416  39700    SH       SOLE             39700
